Cash flow information - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Schedule Of Net Debt Reconciliation [Line Items]
Proceeds from issuing other equity instruments	€ 2.0			€ 1.0
Proceeds from borrowings, classified as financing activities	33.5	$ 28.1
Repayments of borrowings, classified as financing activities	2,906.0		€ 717.0	706.0
Foreign exchange gain (loss)	3.0		€ (1.0)	€ 2.0
Cash And Cash Equivalent [Member]
Schedule Of Net Debt Reconciliation [Line Items]
Foreign exchange gain (loss)	328.0
Hybrid Dual Tranche Bond [Member]
Schedule Of Net Debt Reconciliation [Line Items]
Proceeds from issuing other equity instruments	1,000.0
Perpetual Bond 2016 [Member]
Schedule Of Net Debt Reconciliation [Line Items]
Repayments of borrowings, classified as financing activities	550.0
German Bond Tranche [Member]
Schedule Of Net Debt Reconciliation [Line Items]
Repayments of borrowings, classified as financing activities	€ 150.0